Stockholders' Equity and Mezzanine Equity	12 Months Ended
Dec. 31, 2022
Disclosure of Stockholders Equity and Mezzanine Equity [Abstract]
Stockholders' Equity and Mezzanine Equity
10.	Stockholders’ Equity and Mezzanine Equity
Convertible Preferred Stock
As of December 31, 2022, the Company’s outstanding convertible preferred stock, both redeemable and non-redeemable,
consisted of the following (in thousands, except share and purchase price per share data):

	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Value	Carrying Value	Purchase Price Per Share

Series A*	10,000,000	10,000,000	$10,000	$9,950	$1.0000
Series B*	11,791,929	8,747,602	24,816	24,680	2.8369
Series C*	13,122,055	13,122,055	37,226	37,032	2.8369
Series D*	7,470,088	7,470,088	31,043	30,780	4.1557
Series D-1**	6,562,724	6,562,724	30,000	41,991	4.5713
Series E*	18,024,809	10,458,755	43,463	40,750	4.1557

Total	66,971,605	56,361,224	$176,548	$185,183

As of December 31, 2021, the Company’s outstanding convertible preferred stock, both redeemable and non-redeemable,
consisted of the following (in thousands, except share and purchase price per share data):

	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Value	Carrying Value	Purchase Price Per Share

Series A*	10,000,000	10,000,000	$10,000	$9,950	$1.0000
Series B*	11,791,929	8,741,929	24,800	24,680	2.8369
Series C*	13,122,055	13,122,055	37,226	37,032	2.8369
Series D*	7,470,088	7,470,088	31,043	30,780	4.1557
Series D-1**	6,562,724	6,562,724	30,000	39,307	4.5713
Series E*	18,024,809	10,458,755	43,463	40,750	4.1557

Total	66,971,605	56,355,551	$176,532	$182,499

*	Convertible and non-redeemable
**	Convertible and redeemable
Significant terms of the outstanding convertible preferred stock series are as follows:
Dividends
—
Holders of the preferred stock are entitled to receive, pari passu but in preference to the common stockholders, when and as declared by the Board of Directors, but only out of funds that are legally available therefor, non-cumulative
cash dividends at the annual rate of 8.0% of the original issue price. However, the holders of Series
D-1
and Series E shall first receive dividends in full preferential amounts before any class or series of capital stock. No dividends have been declared to date.
Holders of the Series E are entitled to receive the special stock dividends which begin to accrue on a daily basis and be payable in additional shares at a rate of 7.0% of the original issue price per annum contingent on if the Company does not have an effective registration of its common stock by September 2023 as set forth in the registration rights agreement.
Voting
—Each holder of outstanding shares of any series of preferred stock has voting rights equivalent to the number of shares of common stock into which such preferred shares could be converted. For the election of members of the Board of Directors, the number of authorized directors shall not be less than the number of directors that the holders of one or more classes or series of capital stock are entitled to elect. For so long as at least

4,800,000 shares of preferred stock is outstanding, the holders of preferred stock, exclusively and as a separate voting class on an as-converted
basis, shall be entitled to elect six directors. The holders of common stock, voting as a single class, shall be entitled to elect two directors. The holders of common stock and preferred stock, voting together as a single class on an as-if
converted basis, shall be entitled to elect the remaining numbers of directors.
Liquidation
—In the event of liquidation, dissolution or
winding-up
of the Company, either voluntary or involuntary, the holders of the Series
D-1,
shall be entitled to receive, prior and in preference to any distribution to the holders of Series E, Series D, Series C, Series B, Series A or common stock, an amount per share equal to the greater of the original issue price of $4.5713 per share, plus all declared but unpaid dividends, or amount per share assuming conversion of all Series
D-1
into common stock. If the distribution is insufficient to permit the payment to such holders of the full Series
D-1
preference amount, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series
D-1,
in proportion to the number of shares of Series
D-1
held by each.
After payment in full to the holders of the Series
D-1,
the holders of Series E shall be entitled to receive, prior and in preference to any distribution to the holders of Series D, Series C, Series B, Series A or common stock, an amount per share equal to the greater of the original issue price of $4.1557 per share, plus all declared but unpaid dividends, or amount per share assuming conversion of all Series E into common stock. If the distribution is insufficient to permit the payment to such holders of the full Series E preference amount, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series E, in proportion to the number of shares of Series E held by each.
After payment in full to the holders of the Series
D-1
and Series E, the holders of Series D shall be entitled to receive, prior and in preference to any distribution to the holders of Series C, Series B, Series A or common stock, an amount per share equal to the greater of the original issue price of $4.1557 per share, plus all declared but unpaid dividends, or amount per share assuming conversion of all Series D into common stock. If the distribution is insufficient to permit the payment to such holders of the full Series D preference amount, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series, in proportion to the number of shares of Series D held by each.
After payment in full to the holders of the Series
D-1,
Series E, and Series D, the holders of Series C shall be entitled to receive, prior and in preference to any distribution to the holders of Series B, Series A or common stock, an amount per share equal to the greater of the original issue price of $2.8369 per share, plus all declared but unpaid dividends, or amount per share assuming conversion of all Series
D-1
into common stock. If the distribution is insufficient to permit the payment to such holders of the full Series C preference amount, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series C, in proportion to the number of shares of Series C held by each.
After payment in full to the holders of the Series
D-1,
Series E, Series D and Series C, the holders of Series B and Series A shall be entitled to receive, prior and in preference to any distribution to the holders of common stock, an amount per share equal to the greater of the original issue price of $2.8369 per share for Series B and
Notes to Consolidated Financial Statements

$
1.00
per share for Series A, plus all declared but unpaid dividends, or amount per share assuming conversion of all Series B and Series A into common stock. If the distribution is insufficient to permit the payment to such holders of the full Series B and Series A preference amount, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series B and Series A, in proportion to the number of shares of Series B and Series A held by each.
Upon completion of the distribution of proceeds to the holders of Series
D-1,
Series E, Series D, Series C, Series B and Series A, the remaining proceeds available for distribution shall be distributed among the holders of common stock pro rata based on the number of shares of common stock held by each.
Redemption
—Series A, Series B, Series C, Series D, and Series E convertible preferred stocks are not redeemable.
Series
D-1
convertible preferred stock is redeemable at a price per share equal to the original issue price of $4.5713 per share, plus an amount per share equal to 8% of the original issue price for each year following the original issue date, not more than 60 days after receipt of a written notice from shareholders of Series
D-1
by the Company at any time on or after September 28, 2023 from the holders of at least a majority of the then outstanding shares of Series
D-1.
The instrument was not redeemable as of December 31, 2022 and 2021. Therefore, the Company classified the Series
D-1
convertible preferred stock as mezzanine equity in the consolidated balance sheets at December 31, 2022 and 2021. The resulting changes in the estimated redemption amount are recorded within retained earnings or, in the absence of retained earnings, additional paid-in-capital.
As of December 31, 2022 and 2021, the carrying amount of the Series
D-1
convertible preferred stock was $42.0 million and $39.3 million. The accretion of the Series
D-1
convertible preferred stock to redemption value during the years ended December 31, 2022 and 2021 was $2.7 million and $2.5 million, respectively.
Conversion
—Each share of a series of preferred stock shall be convertible, at any time after the date of issuance, into the number of shares of fully paid and nonassessable shares of common stock as determined from dividing the original issue price for such series of preferred stock by the conversion price in effect at the time of conversion. The conversion price is subject to adjustment for certain dilutive issuances.
Each share of a series of preferred stock shall automatically be converted into shares of common stock immediately upon the earlier of i) the Company’s sale of its common stock for its own account in a firm-commitment underwritten public offering pursuant to an effective registration in which the gross proceeds equal or exceed $50.0 million or ii) the date specified by written consent or agreement of the holders of at least the majority the then outstanding shares of preferred stock voting as a single-class on an as-converted
basis.
If the share price of common stock offered in such public offering is less than the original issue price per share for Series
D-1,
a written consent of the holders of at least a majority of the original Series
D-1
is required. Upon closing of the Company’s next sale of its preferred stock in a single transaction or in a series of related transactions, at a price per share of at least 1.25 times the original issue price per share of Series
D-1,
and which results in at least $28.0 million of gross proceeds, this consent shall immediately terminate and following such next qualified financing, no separate Series
D-1
conversion approval shall be required in connection with any conversion of shares of preferred stock into shares of common stock.
Warrants
The Company issued warrants in prior years to purchase convertible preferred stock and common stock in conjunction with the borrowing arrangements with SVB and Eastward. The warrants are equity classified and are exercisable any time at the option of the holder and expire on the earlier of the tenth anniversary of the date of issuance or upon the closing of an acquisition of the Company in which the consideration payable for such acquisition is cash.
As of December 31, 2022, the Company’s outstanding warrants are as follows:

Class of Shares	Issuance Date	Expiration Date	No. of Shares	Exercise Price per Share

Common Stock	11/25/2015	11/25/2025	62,500	0.580
Common Stock	3/31/2016	3/31/2026	37,500	0.580
Common Stock	8/30/2019	8/30/2029	265,060	0.830
Common Stock	12/10/2021	12/10/2031	215,054	0.930
Common Stock	2/25/2022	2/25/2032	16,321	$1.58

			596,435

In connection with the Eastward term loan issued in December 2021, the Company issued Eastward a warrant to purchase 215,054 shares of the company’s common stock at the exercise price of $0.93 per share on December 10, 2021, with an expiration date in
December 2031
. The common stock warrants were valued using the Black-Scholes model and the Company recorded the fair value of the warrants of $0.2 million within stockholders’ equity as of December 31, 2021.
The following assumptions were used to calculate the fair value of the common stock warrants issued to Eastward:

Fair value per share of common stock	$1.58
Expected term (years)	10
Expected volatility	43%
Risk-free interest rate	1.47%
Expected dividend yield	0%
Common Stock
As of December 31, 2022 and 2021, the Company was authorized to issue 95,000,000 shares of common stock, with a par value of $0.0001 per share. As of December 31, 2022 and 2021, common shares issued and outstanding were 12,751,023 and 9,184,092, respectively.
The holders of the common stock are entitled to one vote for each share. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior rights of holders of all classes of convertible preferred stock outstanding, and are entitled to receive all assets available for distribution to stockholders (after distribution of any preferential amounts to preferred stockholders). There have been no dividends declared to date.

The Company’s reserved shares of common stock for future issuance as of December 31, 2022 and 2021 are as follows:

	December 31,
	2022	2021
Options outstanding and available for grant	13,568,448	15,635,379
Conversion of preferred stock	56,361,224	56,355,551
Conversion of convertible notes	1,324,635	—
Warrants to purchase convertible preferred stock	—	50,000
Warrants to purchase common stock	596,435	580,114

	71,850,742	72,621,044

There were no repurchases of common stock for the years ended December 31, 2022 or 2021.